UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 85.7%
Aerospace & Defense — 1.5%
Boeing Co. (The)	529,815	$77,019,207

Airlines — 2.6%
Air Canada (Canada)*	3,186,835	29,468,255
Delta Air Lines, Inc.	868,440	41,085,896
United Continental Holdings, Inc.*	868,115	60,221,138

		130,775,289

Banks — 4.7%
Bank of America Corp.	4,632,570	70,183,435
JPMorgan Chase & Co.	1,236,531	67,242,556
Wells Fargo & Co.	1,948,525	101,167,418

		238,593,409

Beverages — 4.3%
Britvic PLC (United Kingdom)	6,992,725	74,002,467
Coca-Cola Co. (The)	1,549,258	63,782,952
Molson Coors Brewing Co. (Class B Stock)	1,034,374	78,540,018

		216,325,437

Capital Markets — 1.4%
Anima Holding SpA (Italy)*	3,257,001	16,271,391
Anima Holding SpA (Italy), 144A*(a)	3,358,297	16,777,448
Azimut Holding SpA (Italy)	1,666,554	38,849,303

		71,898,142

Chemicals — 2.7%
Air Products & Chemicals, Inc.	357,700	52,084,697
Monsanto Co.	126,449	14,918,453
Potash Corp. of Saskatchewan, Inc. (Canada)	1,913,231	69,909,461

		136,912,611

Commercial Services & Supplies — 0.4%
Spotless Group Holdings Ltd. (Australia)*(c)	2,672,802	3,858,172
Spotless Group Holdings Ltd. (Australia), 144A*(a)	10,779,817	15,560,593

		19,418,765

Communications Equipment — 3.6%
Cisco Systems, Inc.	6,958,144	183,451,467

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)	100,000	1,344,068

Diversified Telecommunication Services — 3.3%
Frontier Communications Corp.	25,201,633	169,228,966

Electric Utilities — 3.0%
Alupar Investimento SA (Brazil)	375,608	2,659,667
Alupar Investimento SA (Brazil), 144A(a)	1,777,926	12,589,433
Endesa Sa (Spain), 144A(a)	1,915,185	38,222,755
Exelon Corp.(c)	1,101,905	39,712,656
NRG Yield, Inc. (Class A Stock)	1,135,833	60,062,849

		153,247,360

Food Products — 2.1%
Mondelez International, Inc. (Class A Stock)	1,423,423	50,161,427
Pinnacle Foods, Inc.	1,563,130	56,225,786

		106,387,213

Hotels, Restaurants & Leisure — 5.0%
Carnival Corp.	968,113	42,558,247
Merlin Entertainments PLC (United Kingdom)	1,507,457	9,153,894
Merlin Entertainments PLC (United Kingdom), 144A(a)	4,500,000	27,325,835
Starbucks Corp.	846,404	74,085,742
Starwood Hotels & Resorts Worldwide, Inc.	637,895	45,909,303
Wendy’s Co. (The)	5,245,218	55,284,598

		254,317,619

Household Products — 1.5%
Procter & Gamble Co. (The)	888,813	74,918,048

Independent Power & Renewable Electricity Producers — 1.5%
Abengoa Yield PLC (Spain)	2,355,131	77,530,912

Industrial Conglomerates — 1.0%
Siemens AG (Germany), ADR	482,109	50,423,780

Insurance — 1.5%
MetLife, Inc.	1,667,229	77,526,148

Internet Software & Services — 0.9%
Yahoo!, Inc.*	1,075,206	47,298,312

IT Services — 2.1%
Xerox Corp.	8,160,624	107,475,418

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	553,735	69,333,159

Media — 2.6%
Cinemark Holdings, Inc.	1,383,934	51,440,827
Time Warner, Inc.	992,166	77,319,496

		128,760,323

Oil, Gas & Consumable Fuels — 6.5%
Cheniere Energy Partners LP Holdings LLC	3,429,230	78,563,659
EnLink Midstream LLC	737,801	23,344,024
Kinder Morgan, Inc.	2,134,176	87,607,925
Pembina Pipeline Corp. (Canada)	1,165,906	36,201,381
SemGroup Corp. (Class A Stock)	675,010	45,448,423
Targa Resources Corp.	350,439	30,428,619
Williams Cos., Inc. (The)	596,805	26,175,867

		327,769,898

Pharmaceuticals — 8.3%
AbbVie, Inc.	1,632,338	98,511,599
Bristol-Myers Squibb Co.	2,326,323	140,207,487
Endo International PLC*(c)	455,707	36,278,834
Merck & Co., Inc.	2,412,403	145,419,653

		420,417,573

Real Estate Investment Trusts (REITs) — 6.9%
Crown Castle International Corp.	736,070	63,677,416
Digital Realty Trust, Inc.(c)	769,880	56,155,047
First Potomac Realty Trust	1,997,515	25,568,192
Geo Group, Inc. (The)	1,750,824	76,195,860
MFA Financial, Inc.	9,522,064	74,652,982
Starwood Property Trust, Inc.(c)	2,175,803	52,066,966

		348,316,463

Road & Rail — 3.0%
Canadian Pacific Railway Ltd. (Canada)	478,919	83,652,782
Union Pacific Corp.	585,216	68,593,167

		152,245,949

Software — 2.8%
Activision Blizzard, Inc.			1,512,036	31,593,992
Microsoft Corp.			2,722,787	110,000,595

				141,594,587

Specialty Retail — 3.3%
GameStop Corp. (Class A Stock)(c)			1,772,039	62,464,375
Home Depot, Inc. (The)			736,590	76,914,728
Lowe’s Cos., Inc.			371,131	25,147,836

				164,526,939

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.			996,450	116,744,082
Diebold, Inc.(c)			645,085	20,126,652

				136,870,734

Tobacco — 3.3%
Lorillard, Inc.			1,543,730	101,284,125
Reynolds American, Inc.			965,581	65,611,229

				166,895,354

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom), ADR			2,561,464	89,984,230

TOTAL COMMON STOCKS (cost $3,631,748,099)				4,340,807,380

PREFERRED STOCK — 0.5%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., Series A, CVT, 5.375%(c) (cost $24,230,448)			241,991	25,046,068

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 12.5%
Airlines — 2.2%
BAC United Continental Holdings, Notes, 144A(a)	9.600%	08/06/15	73,275	51,761,460
WFC United Continental. Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	7.730%	05/05/15	93,972	58,741,897

				110,503,357

Biotechnology — 1.7%
WFC Celgene Corp., Sr. Unsec’d. Notes, 144A(a)	6.860%	08/03/15	74,126	87,928,617

Financial Services — 2.1%
GS Apple, Inc., Sr. Unsec’d. Notes, 144A(a)	4.550%	05/20/15	45,871	52,659,449
GS Apple, Inc., Sr. Unsec’d. Notes, 144A(a)	6.850%	06/30/15	48,133	55,625,383

				108,284,832

Internet Software & Services — 2.2%
JPM Yahoo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.120%	05/19/15	243,950	109,459,633

Leisure Products — 0.3%
Callaway Golf Co., Notes(a)	3.750%	08/15/19	12,705	14,713,978

Oil, Gas & Consumable Fuels — 1.5%
BAC Concho Resources, Inc., Notes, 144A(a)	6.320%	04/28/15	15,476	16,828,167
JPM Cheniere Energy, Inc., Sr. Unsec’d. Notes, 144A(a)	9.930%	07/21/15	83,859	59,741,152

				76,569,319

Pharmaceuticals — 2.5%
GS Biogen Idec, Inc., Sr. Unsec’d. Notes, 144A(a)	4.000%	03/03/15	187	65,911,436
GS Endo International PLC, Sr. Unsec’d. Notes, 144A(a)	4.000%	03/16/15	77,640	58,104,223

				124,015,659

TOTAL CONVERTIBLE BONDS (cost $620,406,209)				631,475,395

TOTAL LONG-TERM INVESTMENTS (cost $4,276,384,756)				4,997,328,843

SHORT-TERM INVESTMENT — 6.5%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $328,171,008; includes $197,318,496 of cash collateral for securities on loan)(d)(e)			328,171,008	328,171,008

TOTAL INVESTMENTS — 105.2% (cost $4,604,555,764)(f)				5,325,499,851
Liabilities in excess of other assets — (5.2)%				(263,222,885)

NET ASSETS — 100.0%				$5,062,276,966

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security

# Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,344,068, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,028,147; cash collateral of $197,318,496 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$4,611,929,602

Appreciation	855,485,453
Depreciation	(141,915,204)

Net Unrealized Appreciation	$713,570,249

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$77,019,207	$—	$—
Airlines	130,775,289	—	—
Banks	238,593,409	—	—
Beverages	142,322,970	74,002,467	—
Capital Markets	—	71,898,142	—
Chemicals	136,912,611	—	—
Commercial Services & Supplies	—	19,418,765	—
Communications Equipment	183,451,467	—	—
Diversified Financial Services	—	—	1,344,068
Diversified Telecommunication Services	169,228,966	—	—
Electric Utilities	102,435,172	50,812,188	—
Food Products	106,387,213	—	—
Hotels, Restaurants & Leisure	217,837,890	36,479,729	—
Household Products	74,918,048	—	—
Independent Power & Renewable Electricity Producers	77,530,912	—	—
Industrial Conglomerates	50,423,780	—	—
Insurance	77,526,148	—	—
Internet Software & Services	47,298,312	—	—
IT Services	107,475,418	—	—
Life Sciences Tools & Services	69,333,159	—	—
Media	128,760,323	—	—
Oil, Gas & Consumable Fuels	327,769,898	—	—
Pharmaceuticals	420,417,573	—	—
Real Estate Investment Trusts (REITs)	348,316,463	—	—
Road & Rail	152,245,949	—	—
Software	141,594,587	—	—
Specialty Retail	164,526,939	—	—
Technology Hardware, Storage & Peripherals	136,870,734	—	—
Tobacco	166,895,354	—	—
Wireless Telecommunication Services	89,984,230	—	—
Preferred Stock
Independent Power & Renewable Electricity Producers	25,046,068	—	—
Convertible Bonds	—	14,713,978	616,761,417
Affiliated Money Market Mutual Fund	328,171,008	—	—

Total	$4,440,069,097	$267,325,269	$618,105,485

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bonds
Balance as of 10/31/14	$1,415,762	$355,797,167
Accrued discount/premium	—	—
Realized gain (loss)	—	(371,199)
Change in unrealized appreciation (depreciation)*	(71,694)	(149,105,346)
Purchases	—	427,169,270
Sales	—	(16,728,475)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/15	$1,344,068	$616,761,417

*	Of which, 11,765,438 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Investments in Securities	Fair Value January 31, 2015	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Common Stocks	$1,344,068	Mark-to-market (Index)	Discretionary adjustment rate	–11.28%
				$44.87 - $352.09
Convertible Bonds	$616,761,417	Market Approach	Single broker indicative quote	($111.53)

Prudential Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 98.0%
Aerospace & Defense — 3.5%
Exelis, Inc.	106,000	$1,813,660
Huntington Ingalls Industries, Inc.	36,800	4,290,880
L-3 Communications Holdings, Inc.	49,500	6,094,440
Orbital ATK, Inc.	26,100	3,401,091
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	83,800	3,774,352

		19,374,423

Airlines — 2.6%
Alaska Air Group, Inc.	73,200	4,968,084
Southwest Airlines Co.	113,300	5,118,894
United Continental Holdings, Inc.*	66,100	4,585,357

		14,672,335

Auto Components — 1.2%
Lear Corp.	45,500	4,565,925
TRW Automotive Holdings Corp.*	19,600	2,022,132

		6,588,057

Banks — 8.7%
Associated Banc-Corp.	132,300	2,223,963
Bank of Hawaii Corp.	34,500	1,947,870
BankUnited, Inc.	43,200	1,194,912
BOK Financial Corp.	31,200	1,688,232
CIT Group, Inc.	78,400	3,435,488
Citizens Financial Group, Inc.	102,100	2,440,190
Comerica, Inc.	68,600	2,846,900
Commerce Bancshares, Inc.	41,170	1,646,800
East West Bancorp, Inc.	87,200	3,154,896
Fifth Third Bancorp	182,600	3,158,980
First Niagara Financial Group, Inc.	164,600	1,336,552
First Republic Bank	34,100	1,736,372
Fulton Financial Corp.	192,300	2,144,145
Huntington Bancshares, Inc.	322,800	3,234,456
KeyCorp.	341,200	4,432,188
Regions Financial Corp.	461,100	4,011,570
SunTrust Banks, Inc.	153,100	5,882,102
TCF Financial Corp.	144,900	2,130,030

		48,645,646

Capital Markets — 1.0%
Lazard Ltd. (Class A Stock)	85,200	3,902,160
Northern Trust Corp.	30,200	1,974,476

		5,876,636

Chemicals — 3.2%
Celanese Corp. (Class A Stock)	97,900	5,263,104
CF Industries Holdings, Inc.	14,600	4,458,548
Eastman Chemical Co.	57,800	4,097,442
Westlake Chemical Corp.	68,000	3,897,080

		17,716,174

Commercial Services & Supplies — 1.6%
ADT Corp. (The)	128,600	4,423,840
Pitney Bowes, Inc.	190,700	4,572,986

		8,996,826

Communications Equipment — 2.2%
ARRIS Group, Inc.*	71,200	1,866,864

Brocade Communications Systems, Inc.	448,600	4,988,432
Harris Corp.	76,800	5,155,584

		12,010,880

Construction & Engineering — 0.8%
AECOM*(a)	166,500	4,232,430

Consumer Finance — 0.9%
Navient Corp.	246,600	4,867,884

Containers & Packaging — 2.3%
Ball Corp.	51,700	3,274,161
Crown Holdings, Inc.*	85,200	3,775,212
Rock-Tenn Co. (Class A Stock)	92,400	5,996,760

		13,046,133

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	52,100	1,316,046

Diversified Financial Services — 1.1%
NASDAQ OMX Group, Inc. (The)	61,400	2,799,840
Voya Financial, Inc.	85,800	3,347,058

		6,146,898

Electric Utilities — 6.2%
Edison International	98,500	6,712,775
Entergy Corp.	62,800	5,495,628
FirstEnergy Corp.	96,700	3,899,911
Pinnacle West Capital Corp.	58,200	4,084,476
PPL Corp.	193,400	6,865,700
Westar Energy, Inc.(a)	44,100	1,883,952
Xcel Energy, Inc.	146,600	5,501,898

		34,444,340

Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.*	90,800	4,997,632
Jabil Circuit, Inc.	156,800	3,231,648
Vishay Intertechnology, Inc.(a)	180,300	2,455,686

		10,684,966

Energy Equipment & Services — 2.0%
Frank’s International NV(a)	51,600	844,692
Helmerich & Payne, Inc.(a)	28,900	1,721,284
Nabors Industries Ltd.	157,700	1,815,127
Oil States International, Inc.*(a)	36,435	1,496,385
Patterson-UTI Energy, Inc.	70,000	1,201,200
Superior Energy Services, Inc.	122,400	2,448,000
Unit Corp.*	55,300	1,646,834

		11,173,522

Food & Staples Retailing — 0.8%
Kroger Co. (The)	64,300	4,439,915

Food Products — 3.0%
Bunge Ltd.	71,700	6,419,301
ConAgra Foods, Inc.	131,700	4,666,131
Ingredion, Inc.	6,900	556,416
Pilgrim’s Pride Corp.	125,500	3,407,325
Pinnacle Foods, Inc.	47,000	1,690,590

		16,739,763

Gas Utilities — 1.2%
AGL Resources, Inc.	56,700	3,196,746

UGI Corp.	92,150	3,408,629

		6,605,375

Health Care Providers & Services — 5.9%
Aetna, Inc.	17,700	1,625,214
CIGNA Corp.	76,500	8,172,495
HCA Holdings, Inc.*	111,000	7,858,800
Health Net, Inc.*	77,700	4,209,009
Humana, Inc.	14,100	2,064,804
Laboratory Corp. of America Holdings*	23,600	2,708,808
Quest Diagnostics, Inc.	30,200	2,146,314
Universal Health Services, Inc. (Class B Stock)	37,900	3,885,887

		32,671,331

Household Durables — 0.1%
Whirlpool Corp.	1,700	338,436

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	234,800	2,869,256

Insurance — 12.2%
Alleghany Corp.*	7,900	3,492,511
Allied World Assurance Co. Holdings AG	73,900	2,857,713
American Financial Group, Inc.	42,400	2,460,896
Arch Capital Group Ltd.*	61,500	3,565,155
Aspen Insurance Holdings Ltd.	53,000	2,295,960
Axis Capital Holdings Ltd.	61,300	3,120,170
Endurance Specialty Holdings Ltd.	45,400	2,774,848
Hanover Insurance Group, Inc. (The)	40,500	2,794,500
HCC Insurance Holdings, Inc.	58,700	3,131,058
Lincoln National Corp.	93,800	4,688,124
Loews Corp.	114,300	4,373,118
Old Republic International Corp.	124,400	1,746,576
PartnerRe Ltd.	27,900	3,191,760
Principal Financial Group, Inc.	88,500	4,153,305
Progressive Corp. (The)*	194,000	5,034,300
Protective Life Corp.	29,600	2,070,520
Reinsurance Group of America, Inc.	34,300	2,840,383
StanCorp Financial Group, Inc.	66,800	4,144,272
Unum Group	101,500	3,152,590
W.R. Berkley Corp.	50,800	2,488,692
XL Group PLC (Ireland)	97,100	3,348,979

		67,725,430

IT Services — 3.1%
Booz Allen Hamilton Holding Corp.	151,700	4,415,987
Computer Sciences Corp.	67,400	4,089,832
DST Systems, Inc.	29,500	2,852,650
Xerox Corp.	439,600	5,789,532

		17,148,001

Machinery — 2.1%
Lincoln Electric Holdings, Inc.	46,200	3,137,442
Timken Co. (The)	113,500	4,314,135
Trinity Industries, Inc.	162,500	4,301,375

		11,752,952

Media — 0.8%
Gannett Co., Inc.	145,600	4,515,056

Metals & Mining — 0.3%
United States Steel Corp.(a)	73,600	1,798,784

Multi-Utilities — 4.3%
Alliant Energy Corp.	47,600	3,265,836
CMS Energy Corp.	96,300	3,633,399
Consolidated Edison, Inc.	92,600	6,415,328
Public Service Enterprise Group, Inc.	145,500	6,209,940
SCANA Corp.(a)	70,100	4,470,277
Sempra Energy	1,000	111,920

		24,106,700

Multiline Retail — 0.6%
Macy’s, Inc.(a)	53,600	3,423,968

Oil, Gas & Consumable Fuels — 2.8%
Chesapeake Energy Corp.(a)	116,100	2,226,798
Continental Resources, Inc.*(a)	34,300	1,557,220
Murphy Oil Corp.(a)	10,700	480,537
Newfield Exploration Co.*	100,700	2,998,846
SM Energy Co.	39,200	1,482,544
Southwestern Energy Co.*(a)	68,375	1,695,016
Tesoro Corp.	47,800	3,906,694
Whiting Petroleum Corp.*	46,500	1,395,930

		15,743,585

Paper & Forest Products — 0.9%
International Paper Co.	91,000	4,792,060

Real Estate Investment Trusts (REITs) — 10.7%
American Capital Agency Corp.	80,300	1,730,465
Annaly Capital Management, Inc.	228,000	2,407,680
Apartment Investment & Management Co. (Class A Stock)	65,000	2,590,900
AvalonBay Communities, Inc.	27,900	4,826,421
Boston Properties, Inc.	23,500	3,261,800
Brandywine Realty Trust	117,100	1,945,031
CBL & Associates Properties, Inc.	79,800	1,645,476
Chimera Investment Corp.	526,600	1,653,524
Douglas Emmett, Inc.	29,500	840,160
Equity Lifestyle Properties, Inc.	41,600	2,276,768
General Growth Properties, Inc.	80,700	2,435,526
HCP, Inc.	114,900	5,433,621
Hospitality Properties Trust	98,600	3,213,374
Host Hotels & Resorts, Inc.	183,200	4,193,448
MFA Financial, Inc.	244,900	1,920,016
Piedmont Office Realty Trust, Inc. (Class A Stock)	111,200	2,171,736
Post Properties, Inc.	50,700	3,080,025
Prologis, Inc.	87,700	3,958,778
Senior Housing Properties Trust	91,700	2,135,693
Starwood Property Trust, Inc.(a)	54,500	1,304,185
Taubman Centers, Inc.	21,900	1,794,705
Ventas, Inc.	44,600	3,559,526
Weyerhaeuser Co.	32,500	1,165,125

		59,543,983

Road & Rail — 0.9%
AMERCO*	10,400	2,975,544
Ryder System, Inc.	22,400	1,854,496

		4,830,040

Semiconductors & Semiconductor Equipment — 0.6%
Marvell Technology Group Ltd.	201,300	3,118,137
Micron Technology, Inc.*(a)	10,900	318,989

		3,437,126

Software — 1.3%
CA, Inc.	75,100	2,275,530

Symantec Corp.	210,600	5,216,562

		7,492,092

Specialty Retail — 2.3%
Best Buy Co., Inc.	89,900	3,164,480
Dick’s Sporting Goods, Inc.	64,300	3,321,095
Foot Locker, Inc.	45,500	2,421,510
Murphy USA, Inc.*	38,000	2,652,780
Penske Automotive Group, Inc.	30,900	1,494,015

		13,053,880

Technology Hardware, Storage & Peripherals — 1.8%
Lexmark International, Inc. (Class A Stock)	52,400	2,091,284
Western Digital Corp.	81,700	7,943,691

		10,034,975

Thrifts & Mortgage Finance — 0.3%
Washington Federal, Inc.	72,900	1,447,794

Trading Companies & Distributors — 2.1%
Air Lease Corp.	109,300	3,818,942
GATX Corp.	77,900	4,451,985
United Rentals, Inc.*	39,300	3,256,005

		11,526,932

TOTAL COMMON STOCKS (cost $501,337,159)		545,830,630

EXCHANGE TRADED FUND 0.2%
iShares Russell Mid-Cap Value (cost $547,870)	10,900	792,539

TOTAL LONG-TERM INVESTMENTS (cost $501,885,029)		546,623,169

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,486,342; includes $29,864,465 of cash collateral for securities on loan)(b)(c)	42,486,342	42,486,342

TOTAL INVESTMENTS — 105.8% (cost $544,371,371)(d)		589,109,511
Liabilities in excess of other assets — (5.8)%		(32,332,468)

NET ASSETS — 100.0%		$556,777,043

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,136,829; cash collateral of $29,864,465 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$544,778,092

Appreciation	64,913,513
Depreciation	(20,582,094)

Net Unrealized Appreciation	$44,331,419

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,374,423	$—	$—
Airlines	14,672,335	—	—
Auto Components	6,588,057	—	—
Banks	48,645,646	—	—
Capital Markets	5,876,636	—	—
Chemicals	17,716,174	—	—
Commercial Services & Supplies	8,996,826	—	—
Communications Equipment	12,010,880	—	—
Construction & Engineering	4,232,430	—	—
Consumer Finance	4,867,884	—	—
Containers & Packaging	13,046,133	—	—
Diversified Consumer Services	1,316,046	—	—
Diversified Financial Services	6,146,898	—	—
Electric Utilities	34,444,340	—	—
Electronic Equipment, Instruments & Components	10,684,966	—	—
Energy Equipment & Services	11,173,522	—	—
Food & Staples Retailing	4,439,915	—	—
Food Products	16,739,763	—	—
Gas Utilities	6,605,375	—	—
Health Care Providers & Services	32,671,331	—	—
Household Durables	338,436	—	—
Independent Power & Renewable Electricity Producers	2,869,256	—	—
Insurance	67,725,430	—	—
IT Services	17,148,001	—	—
Machinery	11,752,952	—	—
Media	4,515,056	—	—
Metals & Mining	1,798,784	—	—
Multi-Utilities	24,106,700	—	—
Multiline Retail	3,423,968	—	—
Oil, Gas & Consumable Fuels	15,743,585	—	—
Paper & Forest Products	4,792,060	—	—
Real Estate Investment Trusts (REITs)	59,543,983	—	—
Road & Rail	4,830,040	—	—
Semiconductors & Semiconductor Equipment	3,437,126	—	—
Software	7,492,092	—	—
Specialty Retail	13,053,880	—	—
Technology Hardware, Storage & Peripherals	10,034,975	—	—
Thrifts & Mortgage Finance	1,447,794	—	—
Trading Companies & Distributors	11,526,932	—	—
Exchange Traded Fund
Exchange Traded Fund	792,539	—	—
Affiliated Money Market Mutual Fund	42,486,342	—	—

Total	$589,109,511	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price by the respective exchange. These securities are classified as level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.